Note Purchase Agreement (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 13, 2023	Apr. 19, 2022	Apr. 19, 2022	Apr. 14, 2022	Dec. 14, 2021	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent stock liability													$ 677,000
Contingent warrants liability													$ 585,000
Common stock, shares issued							11,655,936			11,655,936		9,407,415	5,187,062
Fair market value of warrant	$ 455,326			$ 5,200,000		$ 19,836						$ 228,750
Warrant liability							$ 1,513,187			$ 1,513,187		1,151,838
Gain loss on sale of derivatives							$ (90,108)	$ 4,365,930		$ 93,977	$ 4,078,930	$ 5,392,911
Exercise price												$ 4.38	$ 4.38
Note Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair market value of warrant											$ 3,378,412	$ 127,058
Exercise price		$ 4.25	$ 4.25				$ 1.56			$ 1.56		$ 4.25
Note Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate								8.00%			8.00%	8.00%
Contingent stock liability					$ 677,000
Contingent warrants liability					585,000
Allocation of debt issuance cost to contingent stock and contingent warrants					124,460								$ 124,460
Notes payable								$ 665,000			$ 665,000	$ 665,000
Debt discount								$ 1,335,000			$ 1,335,000	1,335,000
Interest expense									$ 39,111			39,111	0
Accreted interest									206,417			1,299,895	0
Notes payable			$ 2,000,000									2,000,000
Common stock, shares issued		235,295	235,295
Fair market value of warrant		$ 496,000	$ 496,000
Gain loss on sale of derivatives									$ 287,000
Note Purchase Agreement [Member] | Note Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair market value of warrant												$ 554,412
Contingent warrant										235,295		235,295
Exercise price												$ 4.25
Warrant liability												$ 30,588	$ 585,000
Exercise price										$ 4.25
Note Purchase Agreement [Member] | Unrelated Third Party Purchasers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount					$ 2,000,000
Interest rate					8.00%
Debt issuance costs					$ 197,500
Debt description					As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount of each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note for a term of 5.0 years (the “Contingent Warrants”)